Leases	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Leases
Note 5	Leases

Operating Leases

As a result of the acquisition of iDoc due to closing of the Business Combination on June 24, 2024 (see Note 3 Business Combination), the Company assumed the following operating leases under iDoc. iDoc leased office space in Boston, Massachusetts (“Massachusetts Lease”), Houston, Texas (“Texas Lease”), and Houston, Texas (“New Houston Lease”). iDoc commenced a new Massachusetts lease on September 1, 2023, ending on August 31, 2028. The Texas Lease was renewed on February 1, 2022 and was terminated in July 2024, with an initial termination date of January 31, 2027. As a result of the termination, a related party right-of-use asset of $260,373 and related party lease liability of $265,059 were relieved. iDoc commenced a New Houston Lease on April 1, 2024 ending on March 31, 2027. The monthly lease payments for the Massachusetts Lease are $9,380 between September 1, 2023 and August 31, 2024, $9,630 between September 1, 2024 and August 31, 2025, $9,870 between September 1, 2025 and August 31, 2026, $10,120 between September 1, 2026 and August 31, 2027, and $10,360 between September 1, 2027 and August 31, 2028. The monthly lease payments for the Texas Lease are $10,000, and for the New Houston Lease are $1,000. The Company has no restrictive covenants related to the operating leases. The Company has no leases not yet commenced.

As a result of the acquisition, the operating lease right-of-use assets and liabilities were remeasured and recognized at the present value of future lease payments at the acquisition date. The interest rate used to determine the present value is the Company’s borrowing rate, which ranged from 17.9% to 18.5%, as the interest rate implicit in most of its leases is not readily determinable. Operating lease expense is recognized on a straight-line basis.

Operating right-of-use assets are summarized below:

	September 30, 2024	December 31, 2023
Office lease	$433,173	$—
Less: Accumulated amortization	(15,338)	—
Right-of-use assets, net	$417,835	$—

Operating lease liabilities are summarized as follows:

	September 30, 2024	December 31, 2023
Office lease	$358,221	$—
Less: Current portion	(68,958)	—
Long-term portion	$289,263	$—

As of September 30, 2024 and December 31, 2023, $87,710 and $0, respectively, of the Company’s operating lease liabilities are included in accounts payable and accrued liabilities on the consolidated balance sheets.

Future minimum rent payments under the operating lease are as follows:

Total
Year ending December 31, 2024	$31,890
Year ending December 31, 2025	128,520
Year ending December 31, 2026	131,440
Year ending December 31, 2027	125,400
Year ending December 31, 2028	82,880
Total future minimum lease payments	500,130
Less: Imputed interest	(141,909)
Present value of payments	$358,221

Expenses incurred with respect to the Company’s operating leases during the three and nine months ended September 30, 2024, which are included in general and administrative expenses on the condensed consolidated statements of operations, are set forth below. The Company had no operating lease payments during the three and nine months ended September 30, 2023.

	For the Three Months Ended
	September 30, 2024	September 30, 2023
Operating lease expense	$13,476	$—
Total operating lease expense	$13,476	$—

	For the Nine Months Ended
	September 30, 2024	September 30, 2023
Operating lease expense	$17,209	$—
Total operating lease expense	$17,209	$—

The weighted average remaining lease term and the weighted average discount rate on the operating leases are set forth below.

	September 30, 2024		December 31, 2023
Weighted average remaining lease term	3.8	years	—	years
Weighted average discount rate	17.9%		—%

Finance Leases

As a result of the acquisition of iDoc due to closing of the Business Combination on June 24, 2024 (see Note 3 Business Combination), the Company assumed the following finance leases under iDoc. Commencing during the year ended December 31, 2022, iDoc leased office equipment under three finance leases with combined monthly payments of $20,313. The leases mature between June 2026 and August 2026, respectively. On November 1, 2023, iDoc entered into a forbearance agreement with a maturity date of January 10, 2024 (see Note 9 Commitments, Contingencies, and Concentration Risk). Leased equipment and lease liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value is the Company’s borrowing rate to fair value the finance leases, estimated to be 19.3%, as the interest rate implicit in most of its leases is not readily determinable.

Finance right-of-use assets are summarized below:

	September 30, 2024	December 31, 2023
Equipment lease	$736,624	$—
Less: Accumulated amortization	(89,526)	—
Leased equipment, net	$647,098	$—

Finance lease liabilities are summarized below:

	September 30, 2024	December 31, 2023
Equipment lease	$372,642	$—
Less: Current portion	(191,330)	—
Long-term portion	$181,312	$—

As of September 30, 2024 and December 31, 2023, $385,951 and $0, respectively, of the Company’s financing lease liabilities are included in accounts payable and accrued liabilities on the consolidated balance sheets.

Expenses incurred with respect to the Company’s finance leases during the three and nine months ended September 30, 2024, which are included in the condensed consolidated statements of operations, are set forth below.

	For the Three Months Ended September 30,
	2024	2023
Finance lease asset amortization	$85,986	$—
Finance lease interest	$19,175	$—

	For the Nine Months Ended September 30,
	2024	2023
Finance lease asset amortization	$89,526	$—
Finance lease interest	$19,734	$—

Future minimum payments under the finance lease are as follows:

Total
Year ending December 31, 2024	$63,733
Year ending December 31, 2025	243,758
Year ending December 31, 2026	136,484
Total future minimum lease payments	443,975
Less imputed interest	(71,333)
Present value of payments	$372,642

The weighted average remaining lease term and the weighted average discount rate on the finance leases are set forth below.

	September 30, 2024		December 31, 2023
Weighted average remaining lease term	1.8	years	—	years
Weighted average discount rate	19.3%		—%

iDoc
Leases

Note 6Leases

Operating Leases

The Company leases office space in Boston, Massachusetts (“Massachusetts Lease”), Houston, Texas (“Texas Lease”), Atlanta, Georgia (“Georgia Lease”) and Lakewood, Colorado (“Colorado Lease”). The Company commenced a new Massachusetts lease on September 1, 2023, ending on August 31, 2028. The Texas Lease was renewed on February 1, 2022 and ends on January 31, 2027. The Georgia Lease commenced on May 25, 2021, and ended on June 24, 2022. The Company commenced a new Georgia lease on June 1, 2022, ending on May 31, 2027. The new Georgia leas was terminated on November 30, 2023. The Colorado Lease commenced on April 1, 2020, and ended on March 31, 2023. The monthly lease payments for the Massachusetts Lease are $9,380 between September 1, 2023 and August 31, 2024, $9,630 between September 1, 2024 and August 31, 2025, $9,870 between September 1, 2025 and August 31, 2026, $10,120 between September 1, 2026 and August 31, 2027, and $10,360 between September 1, 2027 and August 31, 2028. The monthly lease payments for the Texas Lease are $10,000, and for the Georgia Lease are $6,000 for the lease commenced on June 1, 2022. The monthly lease payments for the Georgia lease terminated on June 24, 2022 were $4,097. The monthly lease payments for the Colorado Lease are $4,678 between April 1, 2020 and March 31, 2021, $4,851 between April 1, 2021 and March 31, 2022 and $5,024 between April 1, 2022 and March 31, 2023. The Colorado lease was terminated on March 31, 2023.

Operating lease right-of-use assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value is the Company’s incremental borrowing rate, estimated to be 5.00%, as the interest rate implicit in most of its leases is not readily determinable. Operating lease expense is recognized on a straight-line basis over the lease term.

During the years ended December 31, 2023 and 2022, the Company recorded $243,525 and $256,029 as operating lease expense which is included in general and administrative expenses on the consolidated statements of operations, respectively.

Operating right-of-use assets are summarized below.

	December 31, 2023	December 31, 2022
Office Lease	$1,216,055	$1,130,642
Less accumulated amortization	(337,743)	(344,514)
Right-of-use, net	$878,312	$786,128

Operating lease liabilities are summarized below:

	December 31, 2023	December 31, 2022
Office Lease	$886,602	$786,128
Less: current portion	(222,325)	(194,834)
Long term portion	$664,277	$591,294

Future minimum rent payments under the operating lease are as follows:

Total
Year ending December 31, 2024	$241,850
Year ending December 31, 2025	236,520
Year ending December 31, 2026	239,440
Year ending December 31, 2027	132,400
Year ending December 31, 2028	82,880
Total future minimum lease payments	933,090
Less imputed interest	(46,488)
PV of Payments	$886,602

Finance Leases

Commencing during the year ended December 31, 2022, the Company leases office equipment under three finance leases with combined monthly payments of $20,313. The leases mature on June 2026 and August 2026. On November 1, 2023, the Company entered into a forbearance agreement with a maturity date of January 10, 2024 (Note 11). Equipment lease right-of-use assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date.

Finance right-of-use assets are summarized below:

	December 31, 2023	December 31, 2022
Equipment Lease	$849,662	$849,662
Less accumulated amortization	(305,957)	(93,541)
Right-of-use, net	$543,705	$756,121

Finance lease liabilities are summarized below:

	December 31, 2023	December 31, 2022
Equipment Lease	$712,867	$767,094
Less: current portion	(386,370)	(156,128)
Long term portion	$326,497	$610,966

Future minimum rent payments under the finance lease are as follows:

Total
Year ending December 31, 2024	$386,370
Year ending December 31, 2025	243,758
Year ending December 31, 2026	136,484
Total future minimum lease payments	766,612
Less imputed interest	(53,745)
PV of Payments	$712,867

Expenses incurred with respect to the Company’s finance leases during the years ended December 31, 2023 and 2022 which are included in general and administrative expenses on the consolidated statements of operations are set forth below.

	December 31,	December 31,
	2023	2022
Finance lease amortization	$212,416	$93,540
Finance lease interest	47,990	24,706
Total finance lease expense	$260,406	$118,246

The weighted average remaining lease term and the weighted average discount rate on the finance leases at December 31, 2023 and 2022 are set forth below.

	December 31,		December 31,
	2023		2022
Weighted average remaining lease term	2.6	years	3.6	years
Weighted average discount rate	6.92%		6.92%